Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	Intangible assets, net
Accounting policy
Intangible assets include brands, intellectual property, developed technology, customer relationships and other intangible assets not yet available for use. These finite-lived intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets.
Finite-lived intangible assets are assessed for impairment annually, or whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3–10 years
Developed technology	6–15 years
Customer relationships	8–18 years
Other	2–10 years
As of December 31, 2024, intangible assets consist mainly of brands, intellectual property, developed technology and customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2023	38.9	147.1	1,220.2	228.6	222.5	1,857.3
Additions	—	—	—	—	39.3	39.3
Disposals	—	—	—	—	(0.3)	(0.3)
Effect of changes in exchange rates	—	—	—	—	(1.4)	(1.4)
Balance at December 31, 2023	38.9	147.1	1,220.2	228.6	260.1	1,894.9

Additions	—	—	—	—	14.3	14.3
Disposals	—	—	—	—	(0.6)	(0.6)
Effect of changes in exchange rates	—	—	—	—	(0.1)	(0.1)
Balance at December 31, 2024	38.9	147.1	1,220.2	228.6	273.7	1,908.5

Accumulated amortization
Balance at January 1, 2023	14.9	95.8	677.4	121.3	105.5	1,014.9
Amortization	1.9	8.3	76.8	12.7	27.9	127.6
Impairment charges	—	—	—	—	11.1	11.1
Disposals	—	—	—	—	(0.3)	(0.3)
Effect of changes in exchange rates	—	—	—	—	(0.1)	(0.1)
Balance at December 31, 2023	16.8	104.1	754.2	134.0	144.1	1,153.2

Amortization	1.9	8.3	74.5	12.6	28.7	126.0
Impairment charges	—	—	—	—	8.0	8.0
Disposals	—	—	—	—	(0.5)	(0.5)
Effect of changes in exchange rates	—	—	—	—	0.5	0.5
Balance at December 31, 2024	18.7	112.4	828.7	146.6	180.8	1,287.2

Carrying amount
December 31, 2023	22.1	43.0	466.0	94.6	116.0	741.7
December 31, 2024	20.2	34.7	391.5	82.0	92.9	621.3
The Consolidated statements of operations include the following amortization charges:

Year ended December 31 (€, in millions)	2022	2023	2024
Cost of sales	105.9	102.7	103.8
R&D costs	18.2	19.5	20.8
SG&A	11.0	5.4	1.4
Total amortization	135.1	127.6	126.0
As of December 31, 2024, the intangible assets not yet available for use, as included in Other, amount to €11.8 million (2023: €37.3 million) and are allocated to Reporting Unit ASML.
As of December 31, 2024, the estimated amortization expenses for intangible assets for the next five years and thereafter are as follows:

€, in millions	Amount
2025	123.4
2026	118.1
2027	115.1
2028	94.4
2029	61.7
Thereafter	108.6
Total	621.3